PIMCO Funds

Supplement Dated November 13, 2007 to the

Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO Convertible Fund, PIMCO Extended Duration Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Long Duration Total Return Fund and PIMCO Moderate Duration Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Convertible Fund PIMCO Extended Duration Fund PIMCO High Yield Fund PIMCO Investment Grade Corporate Bond Fund PIMCO Long Duration Total Return Fund PIMCO Moderate Duration Fund	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”
PIMCO Foreign Bond Fund (Unhedged) PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) PIMCO Global Bond Fund (Unhedged) PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”

PIMCO Funds

Supplement Dated November 13, 2007 to the

Bond Funds Class A, Class B and Class C Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield Fund,

and PIMCO Investment Grade Corporate Bond Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Fund (Unhedged) PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Fund PIMCO Investment Grade Corporate Bond Fund	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Funds

Supplement Dated November 13, 2007 to the

Bond Funds Class D Prospectus

dated July 31, 2007

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield Fund, PIMCO Investment

Grade Corporate Bond Fund and PIMCO Total Return Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Fund (Unhedged) PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries.”	“The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Fund PIMCO Investment Grade Corporate Bond Fund PIMCO Total Return Fund	“The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

Further, effective immediately, the first paragraph in the “Emerging Market Securities” bullet point of the “Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities” section of the Prospectus is deleted in its entirety and replaced with the following paragraph:

Each Fund that may invest in foreign (non-U.S.) securities may invest in securities and instruments that are economically tied to emerging market countries. The Low Duration and Short-Term Funds may invest up to 5% of their total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities noted in the Fund’s Fund Summary. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

PIMCO Funds

Supplement Dated November 13, 2007 to the

PIMCO Funds Class R Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield

Fund and PIMCO Total Return Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.”
PIMCO High Yield Fund PIMCO Total Return Fund	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Funds

Supplement Dated November 13, 2007 to the

PIMCO Total Return Fund Class A, Class B and Class C Prospectus

dated July 31, 2007

The PIMCO Total Return Fund (the “Fund”) has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to the Fund’s emerging market policy in the “Fund Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy

“The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

Further, effective immediately, the first paragraph in the “Emerging Market Securities” bullet point of the “Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities” section of the Prospectus is deleted in its entirety and replaced with the following paragraph:

The Fund may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, the Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

PIMCO Funds

Supplement Dated November 13, 2007 to the

Bond Funds Institutional Class and Administrative Class Prospectus, dated July 31, 2007,

for the PIMCO Total Return Fund, PIMCO Total Return Fund II

and PIMCO Total Return Fund III

Disclosure Related to the PIMCO Total Return Fund and PIMCO Total Return Fund III

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy
PIMCO Total Return Fund PIMCO Total Return Fund III	“The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

Further, effective immediately, the first paragraph in the “Emerging Market Securities” bullet point of the “Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities” section of the Prospectus is deleted in its entirety and replaced with the following paragraph:

Each Fund (except the Total Return Fund II) may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

PIMCO Funds

Supplement Dated November 13, 2007 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO European StocksPLUS® TR Strategy Fund, PIMCO Far-East

(ex-Japan) StocksPLUS® TR Strategy Fund, PIMCO Fundamental IndexPLUS™ TR Fund,

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International

StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO Japanese StocksPLUS® TR

Strategy Fund, PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Long Duration

Fund, PIMCO StocksPLUS® Total Return Fund and PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy

PIMCO European StocksPLUS® TR Strategy Fund

PIMCO Far-East (ex-Japan) StocksPLUS® TR Strategy Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Japanese StocksPLUS® TR Strategy Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

Further, effective immediately, footnote 4 in the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO European StocksPLUS® TR Strategy Fund is replaced in its entirety with the following sentence:

(4) Total Annual Fund Operating Expenses excluding estimated interest expense is 0.75% for the Institutional Class and 1.00% for the Administrative Class.

PIMCO Funds

Supplement Dated November 13, 2007 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class A, Class B and Class C Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO Fundamental IndexPLUS™ TR Fund, PIMCO International

StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International StocksPLUS® TR Strategy

Fund (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS®

Total Return Fund and PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”

PIMCO Funds

Supplement Dated November 13, 2007 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class D Prospectus

dated October 1, 2007

Disclosure Related to the PIMCO Fundamental IndexPLUS™ TR Fund, PIMCO International

StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International StocksPLUS® TR Strategy

Fund (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS®

Total Return Fund and PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries (“emerging market policy”). As a result, effective immediately, the current sentence relating to each Fund’s emerging market policy in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental emerging market policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Emerging Market Policy	New Non-Fundamental Emerging Market Policy

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO StocksPLUS® TR Short Strategy Fund

	“The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.”	“The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.”